Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO[1] ($)	Summary Compensation Table Total for Second PEO[2] ($)	Compensation Actually Paid to First PEO[1,3] ($)	Compensation Actually Paid to Second PEO[2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEO[4] ($)	Average Compensation Actually Paid to Non-PEO NEO [4,5] ($)	Value of Initial Fixed $100 Investment Based On:
							Total Shareholder Return ($)	Peer Group Total Shareholder Return[6] ($)	Net Income ($)	Adjusted Diluted EPS[7] ($)
2024	$20,602,148	$—	$5,380,644	$–	$7,197,901	$2,470,464	$96.36	$146.87	$3,305	$7.17
2023	18,556,966	—	13,968,419	—	7,571,326	6,661,957	118.04	143.18	2,702	6.68
2022	13,246,447	7,599,513	12,622,902	6,829,908	6,659,921	6,508,126	130.44	140.29	1,202	5.78
2021	—	20,637,990	—	42,314,846	9,904,692	8,682,563	131.06	143.09	1,347	5.15
2020	—	24,956,777	—	24,990,265	8,575,674	8,110,409	95.48	113.45	1,808	5.00

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote	Represents compensation for Ms. London, the Company's current CEO.Represents compensation for Mr. Neidorff, the Company's former CEO.Non-PEO NEOs for the applicable years were as follows: 2024 - Andrew Asher, Kenneth Fasola, Christopher Koster and Susan Smith; 2023 - Andrew Asher, Kenneth Fasola, Christopher Koster, David Thomas and James Murray; 2022 - Andrew Asher, Kenneth Fasola, Christopher Koster, Brent Layton, James Murray and David Thomas; 2021 - Andrew Asher, Jesse Hunter, Christopher Koster, Brent Layton, Sarah London and Jeffrey Schwaneke; and 2020 - Mark Brooks, Kenneth Burdick, Brandy Burkhalter, Jesse Hunter and Jeffrey Schwaneke.
Peer Group Issuers, Footnote	Represents the TSR for the S&P Health Care Index.
PEO Total Compensation Amount	$ 20,602,148
PEO Actually Paid Compensation Amount	$ 5,380,644
Adjustment To PEO Compensation, Footnote	PEO Compensation Actually Paid. The amounts in the following table represent each of the amounts deducted and added to the equity award values for the PEOs for 2024 for purposes of computing the "compensation actually paid" amounts appearing in this column of the Pay Versus Performance table:

2024
PEO Summary Compensation Table Total	$20,602,148
SCT "Stock Awards Total" column value	(14,630,132)
Year-end fair value of outstanding equity awards granted in applicable year	9,182,403
Change in fair value of outstanding equity awards granted in prior years	(9,378,030)
Change in fair value of prior-year equity awards vested in applicable year	(395,745)
PEO Compensation Actually Paid	$5,380,644

Non-PEO NEO Average Total Compensation Amount	$ 7,197,901	$ 7,571,326	$ 6,659,921	$ 9,904,692	$ 8,575,674
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,470,464	6,661,957	6,508,126	8,682,563	8,110,409
Adjustment to Non-PEO NEO Compensation Footnote	Average Non-PEO NEO Compensation Actually Paid. The amounts in the following table represent each of the amounts deducted and added to the equity award values for the non-PEO NEOs for 2024 for purposes of computing the "compensation actually paid" amounts appearing in this column of the Pay Versus Performance table:

2024
Average Non-PEO NEO Summary Compensation Table Total	$7,197,901
SCT "Stock Awards Total" column value	(4,495,992)
Year-end fair value of outstanding equity awards granted in applicable year	2,821,839
Change in fair value of outstanding equity awards granted in prior years	(2,971,254)
Change in fair value of prior-year equity awards vested in applicable year	(82,030)
Average Non-PEO NEO Compensation Actually Paid	$2,470,464

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid
vs. TSR

CAP to Second PEO ($ in millions)
CAP to First PEO ($ in millions)
Average Compensation Actually Paid to Non-PEO NEOs ($ in millions)
Company TSR
S&P Health Care Index TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income

CAP to Second PEO ($ in millions)
CAP to First PEO ($ in millions)
Average Compensation Actually Paid to Non-PEO NEOs ($ in millions)
Net Income ($ in billions)

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid
vs. Adjusted Diluted EPS[1]

CAP to Second PEO ($ in millions)
CAP to First PEO ($ in millions)
Average Compensation Actually Paid to Non-PEO NEOs ($ in millions)
Adjusted Diluted EPS
[1]	Represents non-GAAP measure. Refer to Appendix A for reconciliation of non-GAAP measures.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid
vs. TSR

CAP to Second PEO ($ in millions)
CAP to First PEO ($ in millions)
Average Compensation Actually Paid to Non-PEO NEOs ($ in millions)
Company TSR
S&P Health Care Index TSR

Tabular List, Table

Most Important Performance Measures
Adjusted Diluted EPS	Adjusted Net Earnings Margin	Total Shareholder Return (TSR)
Adjusted Pre-tax Margin	Revenue Growth Compound Annual Growth

Total Shareholder Return Amount	$ 96.36	118.04	130.44	131.06	95.48
Peer Group Total Shareholder Return Amount	146.87	143.18	140.29	143.09	113.45
Net Income (Loss)	$ 3,305,000,000	$ 2,702,000,000	$ 1,202,000,000	$ 1,347,000,000	$ 1,808,000,000
Company Selected Measure Amount	7.17	6.68	5.78	5.15	5.00
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Non-GAAP Measure Description	The Company has identified Adjusted Diluted EPS, a non-GAAP measure, as our company-selected measure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the non-PEO NEOs in 2024 to the Company's performance. See Appendix A for reconciliation of non-GAAP measures.
London [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,602,148	$ 18,556,966	$ 13,246,447	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 5,380,644	13,968,419	12,622,902	0	0
PEO Name	London
Neidorff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	7,599,513	20,637,990	24,956,777
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 6,829,908	$ 42,314,846	$ 24,990,265
PEO Name			Neidorff	Neidorf	Neidorff
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Pre-tax Margin
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Net Earnings Margin
PEO | Measure:: 5
Pay vs Performance Disclosure
Name	Revenue Growth Compound Annual Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,630,132)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,182,403
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,378,030)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(395,745)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,495,992)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,821,839
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,971,254)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (82,030)